Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease payments percentage	6.125%	5.00%
Right-of-use assets	$ 130,134	$ 59,245
Total operating lease expenses	$ 104,351	$ 120,626	$ 330,599